Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2019
Off-balance-sheet exposures
Off-balance-sheet exposures

14   Off-balance-sheet exposures

The off-balance-sheet exposures related to balances representing loan commitments, financial guarantees and other commitments granted (recoverables and non recoverables).

Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.

Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	Millions of euros
	06-30-19	12-31-18

Loan commitments granted	223,954	218,083
Of which doubtful	339	298
Financial guarantees granted	12,077	11,723
Of which doubtful	161	181
Bank sureties	12,004	11,558
Credit derivatives sold	73	165
Other commitments granted	94,785	74,389
Of which doubtful	889	983
Other granted guarantees	33,447	35,154
Other	61,338	39,235

The breakdown of the off-balance sheet exposure and impairment on June 30, 2019 and December 31, 2018 by impairment stages is EUR 323,500 million and EUR 297,409 million of exposure and EUR 379 million and EUR 382 million of impairment in stage 1, EUR 5,927 million and EUR 5,324 million of exposure and EUR 137 million and EUR 132 million of impairment in stage 2, and EUR 1,389 million and EUR 1,462 million of exposure and EUR 212 million and EUR 265 million of impairment in stage 3, respectively.